Business Combination	12 Months Ended
Dec. 31, 2017
Disclosure Of Business Combinations [Abstract]
Business Combination
4.	Business Combination

Acquisition of DCA

The Board of Directors of the Company at an extraordinary meeting held on March 18, 2015, approved the participation in bidding for the acquisition of DCA, leaving the Operating Committee and three independent members of the Board of Directors the authority to determine the acquisition price and conditions to offer in the bidding. The Board of Directors also granted special powers of attorney to the Chief Executive Officer, Chief Financial Officer and the General Counsel to sign all contracts related to the transaction and the ability to obtain bank or debt securities to finance the entire acquisition.

On April 17, 2015, the Company reached an agreement with the Spanish company Abertis for the acquisition of the entire stake in the Spanish company DCA for a price of USD$192.0 million. The transaction closed on April 20, 2015. The contract establishes that the date for determining the purchase price was January 1, 2015, so all the rights and obligations of these companies were identified on that date.

DCA also has a MBJA the 74.5% and 14.77% stake in SCL. The acquisition qualifies as a business combination in accordance with IFRS 3.

MBJA operates the Sangster International airport in Montego Bay in Jamaica, who has concession with the government that ends on April 12, 2033. The airport is located right in the center of the tourist corridor from Negril to Ocho Rios, which concentrates 90% the hotel capacity of the island according to information published by the Jamaican Tourist Board. In 2014 the airport served a total of 3.6 million passengers, 99.0% were international, of which 66% had as their origin the United States, 20% from Canada, 1% from Europe and 2% from the Caribbean and others regions.

SCL was the operator of the International Airport of Santiago de Chile until September 30, 2015. On that date SCL was handed over to the airport authority in that country and the new operator. Although it no longer has operations in accordance with the concession agreement, SCL must remain in effect for one year after the transfer of the concession in order to address any potential contingencies that arise. After that first year, SCL will remain in force for two years before dissolutions in accordance with tax regulations in Chile.

As part of the analysis performed to determine the acquisition date of DCA, the Company concluded that the date it acquired control over was April 20, 2015. Therefore, for all practical purposes the beginning of the consolidation was defined as of April 1, 2015 so, the consolidated statement of income and other comprehensive income for the year ended December 31, 2015 the Company comprises the results of DCA from that date. The Company consolidated only the last nine months of the DCA exercise.

The Company finalized in 2015 the determination of the fair value of assets acquired and liabilities assumed in the acquisition of DCA and MBJA and their recognition for accounting purposes.

Valuation Methodology

The income approach was used to quantify the fair value of the concession, which is based on cash generation expected by the asset during its remaining useful life (concession term). This approach assumes that the income from the asset determines its value. As a first step, it requires the development of projected cash flows, continuing with the determination of the present value of these cash flows to calculate the terminal value, which is a representation of the defined period in which the asset will continue to generate revenue.

The cost and market approach was used to determine the fair values of property, plant and equipment and improvements to concession assets, which estimates the fair value by determining the current replacement cost of one asset for another of equal value. The replacement cost of an asset reflects the estimated cost of rebuilding or replacement of assets, less an allowance for loss in value due to depreciation. The market approach is based on the price in a different observable market participants have paid for similar and comparable assets for the determination of fair value.

Assets acquired and liabilities recognized at the date of acquisition

Following are the details of the fair value the identifiable assets acquired and liabilities assumed at April 1, 2015.

Identifiable Assets Acquired
Cash and cash equivalents	Ps.	383,799
Trade accounts receivable		98,211
Other current assets		78,597
Machinery and equipment		398,072
Improvements to concession assets		1,816,380
Airport concessions		2,684,026
Other assets		74,926
Total identifiable assets acquired		5,534,011

Liabilities Assumed
Accounts playable		(155,515)
Loans		(658,981)
Deferred income taxes		(749,579)
Total current liabilities		(1,564,075)
Net assets acquired		3,969,936
Cash consideration paid		2,927,367
Fair value of non-controlling interest		852,825
		3,780,192
Bargain purchase gain	Ps.	189,744

In determining the fair value of DCA, a deferred tax liability of Ps. 678,792 was recognized.

During the process of the acquisition of DCA there was no contingent consideration.

In the valuation process it was determined that the values of cash equivalents, accounts receivable, other current assets, accounts payable, financial liabilities, other current liabilities and other noncurrent liabilities recorded in DCA approximate their fair value at the date of acquisition.

The non-controlling interest (25.5% in MBJA) recognized at the date of acquisition of DCA was valued by reference to the fair value of the net assets acquired and amounted to Ps. 852,825.

The bargain purchase gain was due to a strategy implemented by the Company as part of its financial analysis to determine the most appropriate acquisition price, which was compared to the expected cash flows of the business that resulted in the fair value of the net assets acquired being greater than the price paid. After reviewing if it had appropriately identified and valued all the assets acquired and liabilities assumed, a bargain purchase gain was recognized in profit or loss for the year ended December 31, 2015. This bargain purchase gain is also reflected in 2015 income from operations in the other companies reportable segment (See notes 26 and 30)

Following is the pro forma consolidated statement of profit or loss and other comprehensive income to present the revenues and income of the combined entity as if the acquisition had occurred on January 1, 2015. In addition to provide analysts and investors a better understanding of the acquisition, the condensed consolidated statement of profit or loss and other comprehensive income of the Company for the year 2014, was presented for comparative purposes.

	December 2014		December 2015
Revenues:
Aeronautical revenue	Ps.	3,925,736	Ps.	5,622,575
No aeronautical revenue		1,338,542		1,933,760
Improvements to concession assets		281,874		838,635
		5,546,152		8,394,970
Operating costs:
Costs of services		1,161,588		1,637,919
Technical assistance fees		194,228		242,456
Concession taxes		261,577		525,745
Depreciation and amortization		925,220		1,224,123
Cost of improvements to concession assets		281,874		838,635
Other income		(43,424)		(254,236)
		2,781,063		4,214,642
Operating income		2,765,089		4,180,328
Finance costs		(7,990)		(406,839)
Share of loss of associate		—		(15,733)
Income before income taxes		2,757,099		3,757,756
Income taxes		514,579		884,517
Profit for the year		2,242,520		2,873,239
Other comprehensive income
Exchange differences on translating foreign operations		—		427,238
Comprehensive income	Ps.	2,242,520	Ps.	3,300,477
Profit for the year attributable to:
Controlling interest	Ps.	2,242,520	Ps.	2,816,523
Non-controlling interest		—		56,716
	Ps.	2,242,520	Ps.	2,873,239
Total comprehensive income for the year attributable to:
Controlling interest	Ps.	2,242,520	Ps.	3,176,861
Non-controlling interest		—		123,616
	Ps.	2,242,520	Ps.	3,300,477

It is important to consider that the dividends to be paid in the future by MBJA to DCA shall include the results for the full year 2015 and its retained earnings at December 31, 2014.

The Company’s consolidated result of the year ended December 31, 2015 from DCA include revenues of Ps. 995,707 and profits of Ps. 308,323.